Financial instruments risk management (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	₪ 2,036	₪ 2,694
10% decrease	(2,036)	(2,694)
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase	251	640
10% decrease	₪ (251)	₪ (640)